UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 35.7%
BANKS 9.6%
Astoria Financial Corp., 6.50%, Series C	157,571	$3,970,789
Bank of America Corp., 6.625%, Series W	234,556	6,042,163
Bank of America Corp., 6.50%, Series Y	1,831,883	46,566,466
BB&T Corp., 5.625%, Series E	608,981	15,108,819
BB&T Corp., 5.20%, Series G	299,698	7,186,758
Capital One Financial Corp., 6.70%, Series D	349,175	9,253,137
Citigroup, 6.875%, Series K	548,750	14,635,162
Countrywide Capital IV, 6.75%, due 4/1/33	507,052	12,863,909
Farm Credit Bank of Texas, 6.75%, 144A(a)	211,700	22,162,344
Fifth Third Bancorp, 6.625%, Series I	727,489	19,824,075
First Republic Bank, 6.20%, Series B	462,908	11,785,638
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)	793,498	20,258,004
Hancock Holding Co., 5.95%, due 6/15/45	352,621	8,565,164
JPMorgan Chase & Co., 5.50%, Series O	168,765	4,075,675
JPMorgan Chase & Co., 5.45%, Series P	496,398	11,953,264
JPMorgan Chase & Co., 6.125%, Series Y	697,800	17,528,736
PNC Financial Services Group, 6.125%, Series P	571,449	15,663,417
PrivateBancorp, 7.125%, due 10/30/42	433,704	11,588,571
Regions Financial Corp., 6.375%, Series B	1,367,239	35,589,231
SunTrust Banks, 5.875%, Series E	482,389	11,982,543
US Bancorp, 6.50%, Series F	353,188	10,143,559
Wells Fargo & Co., 5.20%	160,676	3,891,573
Wells Fargo & Co., 5.85%	1,400,158	35,704,029
Wells Fargo & Co., 6.625%	186,640	5,104,604
Wells Fargo & Co., 6.00%, Series V	197,775	4,976,019
Zions Bancorp, 7.90%, Series F	357,785	9,674,506
Zions Bancorp, 6.30%, Series G	355,092	9,275,003
		385,373,158
BANKS—FOREIGN 1.9%
Barclays Bank PLC, 7.10%, Series III (United Kingdom)	731,407	18,724,019
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)	842,215	21,754,414
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)	448,873	11,450,750
RBS Capital Funding Trust VI, 6.25%, Series F (United Kingdom)	296,822	7,378,995

	Number of Shares	Value
RBS Capital Funding Trust VII, 6.08%, Series G (United Kingdom)	743,867	$18,187,548
		77,495,726
DIVERSIFIED FINANCIAL SERVICES 0.2%
State Street Corp., 5.90%, Series D	381,303	9,898,626
ELECTRIC—INTEGRATED 0.5%
Integrys Energy Group, 6.00%, due 8/1/73	713,027	19,180,426
FINANCE 2.7%
INVESTMENT ADVISORY SERVICES 0.3%
Affiliated Managers Group, 6.375%, due 8/15/42	419,576	10,921,563
INVESTMENT BANKER/BROKER 2.4%
Charles Schwab Corp./The, 6.00%, Series C	592,000	14,900,640
Morgan Stanley, 6.875%	1,485,029	39,694,825
Morgan Stanley, 6.375%, Series I	1,755,526	44,660,582
		99,256,047
TOTAL FINANCE		110,177,610
INDUSTRIALS—CHEMICALS 1.4%
CHS, 6.75%	833,495	21,595,855
CHS, 7.50%, Series 4	337,525	8,944,412
CHS, 7.10%, Series II	931,510	24,740,906
		55,281,173
INSURANCE 5.5%
LIFE/HEALTH INSURANCE—FOREIGN 0.4%
Aegon NV, 6.50% (Netherlands)	660,689	16,847,570
MULTI-LINE 1.8%
Allstate Corp., 6.625%, Series E	808,136	21,367,116
Hanover Insurance Group/The, 6.35%, due 3/30/53	408,438	10,292,638
Hartford Financial Services Group, 7.875%, due 4/15/42	662,960	20,253,428
WR Berkley Corp., 5.625%, due 4/30/53	853,032	20,899,284
		72,812,466
MULTI-LINE—FOREIGN 2.1%
ING Groep N.V., 7.05% (Netherlands)	1,300,125	33,439,215
ING Groep N.V., 7.20% (Netherlands)	1,118,207	28,793,830
PartnerRe Ltd., 6.50%, Series D (Bermuda)	400,000	10,568,000
PartnerRe Ltd., 7.25%, Series E (Bermuda)	300,920	8,275,300

	Number of Shares	Value
PartnerRe Ltd., 5.875%, Series F (Bermuda)	165,218	$4,158,537
		85,234,882
REINSURANCE 0.4%
Reinsurance Group of America, 6.20%, due 9/15/42	561,870	15,558,180
REINSURANCE—FOREIGN 0.8%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	533,876	13,539,095
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	278,689	7,279,357
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)	320,272	8,349,491
		29,167,943
TOTAL INSURANCE		219,621,041
INTEGRATED TELECOMMUNICATIONS SERVICES 1.0%
Qwest Corp., 6.125%, due 6/1/53	457,722	10,985,328
Qwest Corp., 6.625%, due 9/15/55	600,000	14,971,500
Qwest Corp., 6.875%, due 10/1/54	378,458	9,574,987
Qwest Corp., 7.00%, due 4/1/52	248,907	6,344,640
		41,876,455
PIPELINES 0.1%
NuStar Logistics LP, 7.625%, due 1/15/43	228,296	5,659,458
REAL ESTATE 10.8%
DIVERSIFIED 4.4%
Colony Capital, 7.125%	464,352	10,150,735
Colony Financial, 8.50%, Series A	454,820	11,620,651
Coresite Realty Corp., 7.25%, Series A	406,311	10,401,562
DuPont Fabros Technology, 7.875%, Series A	568,329	14,219,592
Equity Commonwealth, 6.50%, Series D	402,733	9,786,412
National Retail Properties, 5.70%, Series E	684,045	16,752,262
NorthStar Realty Finance Corp., 8.50%, Series D	388,434	9,322,416
NorthStar Realty Finance Corp., 8.75%, Series E	463,102	11,220,961
Retail Properties of America, 7.00%	506,582	12,968,499
Urstadt Biddle Properties, 7.125%, Series F	273,816	7,201,361
VEREIT, 6.70%, Series F	1,811,985	43,850,037
Vornado Realty Trust, 6.625%, Series G	207,904	5,220,469
Vornado Realty Trust, 5.40%, Series L	318,000	7,148,640
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	301,681	7,735,101
		177,598,698
HOTEL 1.8%
Chesapeake Lodging Trust, 7.75%, Series A	395,206	10,324,757
Hersha Hospitality Trust, 8.00%, Series B	341,369	8,602,499

	Number of Shares	Value
Hersha Hospitality Trust, 6.875%, Series C	199,569	$5,005,190
Hospitality Properties Trust, 7.125%, Series D	357,406	9,217,501
LaSalle Hotel Properties, 6.375%, Series I	360,722	9,072,158
Pebblebrook Hotel Trust, 7.875%, Series A	300,977	7,641,806
Pebblebrook Hotel Trust, 6.50%, Series C	170,000	4,207,500
Summit Hotel Properties, 7.125%	317,800	7,945,000
Sunstone Hotel Investors, 8.00%, Series D	435,870	11,114,685
		73,131,096
INDUSTRIALS 0.5%
First Potomac Realty Trust, 7.75%, Series A	589,958	15,026,230
Gramercy Property Trust, 7.125%, Series B	252,096	6,428,448
		21,454,678
MORTGAGE 0.2%
Annaly Capital Management, 7.50%, Series D	340,067	8,386,052
OFFICE 0.7%
Corporate Office Properties Trust, 7.375%, Series L	352,000	8,976,000
Hudson Pacific Properties, 8.375%, Series B	230,908	5,845,436
PS Business Parks, 6.45%, Series S	217,689	5,522,770
PS Business Parks, 6.00%, Series T	250,362	6,239,021
		26,583,227
RESIDENTIAL 0.5%
APARTMENT 0.3%
American Homes 4 Rent, 5.50%, Series C	293,358	7,336,590
Apartment Investment & Management Co., 6.875%	240,000	6,372,000
		13,708,590
MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C	261,988	6,864,086
TOTAL RESIDENTIAL		20,572,676
SELF STORAGE 0.4%
Public Storage, 5.875%, Series A	264,256	6,698,889
Public Storage, 5.75%, Series T	90,739	2,263,031
Public Storage, 5.375%, Series V	340,557	8,275,535
		17,237,455
SHOPPING CENTERS 2.0%
COMMUNITY CENTER 1.0%
Cedar Realty Trust, 7.25%, Series B	447,900	10,821,264
DDR Corp., 6.50%, Series J	236,707	5,948,447

	Number of Shares	Value
Kite Realty Group Trust, 8.25%, Series A	331,565	$8,443,303
Saul Centers, 6.875%, Series C	330,731	8,516,323
WP GLIMCHER, 7.50%, Series H	214,700	5,453,380
		39,182,717
REGIONAL MALL 1.0%
CBL & Associates Properties, 7.375%, Series D	853,857	21,372,041
Pennsylvania REIT, 8.25%, Series A	245,069	6,408,554
Taubman Centers, 6.50%, Series J	170,050	4,252,951
Taubman Centers, 6.25%, Series K	280,000	6,960,800
		38,994,346
TOTAL SHOPPING CENTERS		78,177,063
SPECIALTY 0.3%
Digital Realty Trust, 6.35%, Series I	499,000	12,345,260
TOTAL REAL ESTATE		435,486,205
TRANSPORT—MARINE—FOREIGN 0.4%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)	139,854	3,462,785
Seaspan Corp., 9.50%, Series C (Hong Kong)	394,125	9,998,951
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)	44,653	709,983
		14,171,719
UTILITIES 1.6%
PPL Capital Funding, 5.90%, due 4/30/73, Series B	257,400	6,486,480
SCE Trust III, 5.75%	590,928	15,919,600
SCE Trust IV, 5.375%, Series J	1,600,000	41,200,000
		63,606,080
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,402,211,467)		1,437,827,677
PREFERRED SECURITIES—CAPITAL SECURITIES 59.7%
BANKS 16.4%
AgriBank FCB, 6.875%	127,000	13,366,750
Ally Financial, 7.00%, Series G, 144A(a)	32,807	33,074,584
Bank of America Corp., 6.10%, Series AA	22,566,000	22,030,058
Bank of America Corp., 6.50%, Series Z	58,722,000	59,969,842
Citigroup, 5.875%, Series O	45,100,000	44,367,125
Citigroup, 5.95%, Series Q	20,000,000	19,744,600
Citizens Financial Group, 5.50%, 144A(a)	10,100,000	9,872,750
CoBank ACB, 6.25%, 144A(a)	315,300	32,751,787

	Number of Shares	Value
CoBank ACB, 6.125%, Series G	200,200	$19,438,179
Countrywide Capital III, 8.05%, due 6/15/27, Series B	3,000,000	3,785,490
Farm Credit Bank of Texas, 10.00%, Series I(a)	22,200	27,708,375
Goldman Sachs Capital I, 6.345%, due 2/15/34	10,183,000	11,697,049
Goldman Sachs Capital II, 4.00%, (FRN)	6,278,000	4,551,550
Goldman Sachs Group/The, 5.375%, Series M	19,636,000	19,206,463
Huntington Bancshares, 8.50%, Series A (Convertible)	7,788	10,396,980
JPMorgan Chase & Co., 7.90%, Series I(b)	71,450,000	74,308,000
JPMorgan Chase & Co., 6.75%, Series S	50,475,000	52,620,187
JPMorgan Chase & Co., 6.125%, Series U	8,400,000	8,400,000
JPMorgan Chase & Co., 5.30%, Series Z	22,250,000	21,916,250
PNC Financial Services Group, 6.75%	20,765,000	22,555,981
Sovereign Real Estate Investment Trust, 12.00%, 144A(a)	4,090	5,414,138
Wells Fargo & Co., 7.98%, Series K	65,335,000	69,091,762
Wells Fargo & Co., 5.90%, Series S	17,026,000	17,068,565
Wells Fargo & Co., 5.875%, Series U	40,600,000	41,615,000
Zions Bancorp, 7.20%, Series J	14,714,000	15,762,373
		660,713,838
BANKS—FOREIGN 21.0%
ABN AMRO Bank NV, 5.75% (EUR) (Netherlands)	18,600,000	20,254,128
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(a)	3,338,000	3,785,865
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	16,200,000	17,161,875
Bank of Ireland, 7.375% (EUR) (Ireland)	20,400,000	22,965,914
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)	13,800,000	15,490,500
Barclays Bank PLC, 6.86%, 144A (United Kingdom)(a)	18,938,000	21,541,975
Barclays PLC, 7.875% (GBP) (United Kingdom)	9,600,000	14,288,962
Barclays PLC, 8.00% (EUR) (United Kingdom)	8,000,000	9,469,425
Barclays PLC, 8.25% (United Kingdom)	30,024,000	31,352,472
BNP Paribas, 7.195%, 144A (France)(a)	26,671,000	31,005,037
BNP Paribas, 7.375%, 144A (France)(a)	46,400,000	46,748,000
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(a)	9,750,000	10,523,906
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a)	25,559,000	26,690,625
Deutsche Bank AG, 7.50% (Germany)	10,000,000	9,537,500
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a)	35,716,945	44,690,827
HBOS Capital Funding LP, 6.85% (United Kingdom)	5,296,000	5,343,293
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a)	27,454,000	41,386,905
HSBC Holdings PLC, 6.00% (EUR) (United Kingdom)	7,000,000	7,681,200
HSBC Holdings PLC, 6.375% (United Kingdom)	44,000,000	42,075,000

	Number of Shares	Value
Intesa Sanpaolo SpA, 7.70%, 144A (Italy)(a)	17,400,000	$17,017,844
Lloyds Banking Group PLC, 7.50% (United Kingdom)	41,650,000	42,624,610
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)(a)	6,979,000	7,825,204
Nationwide Building Society, 10.25%, due 12/6/99 (GBP) (United Kingdom)	29,156,000	56,813,464
Rabobank Nederland, 8.40% (Netherlands)	9,450,000	10,086,344
Rabobank Nederland, 11.00%, 144A (Netherlands)(a)	47,303,000	58,336,425
Royal Bank of Scotland Group PLC, 7.50% (United Kingdom)	25,800,000	25,807,998
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	38,629,000	48,286,250
Royal Bank of Scotland Group PLC, 8.00% (United Kingdom)	11,500,000	11,615,000
Santander UK Group Holdings PLC, 7.375% (GBP) (United Kingdom)	11,200,000	16,916,109
Societe Generale SA, 8.875% (GBP) (France)	5,442,000	9,096,783
Standard Chartered PLC, 6.50%, 144A (United Kingdom)(a)	13,400,000	12,507,814
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a)	8,950,000	9,755,500
UBS AG, 7.625%, due 8/17/22 (Switzerland)	18,000,000	20,736,990
UBS Group AG, 6.875% (Switzerland)	25,800,000	24,936,474
UBS Group AG, 7.00% (Switzerland)	22,800,000	23,284,500
UBS Group AG, 7.125% (Switzerland)	26,383,000	27,158,001
		844,798,719
FINANCE—DIVERSIFIED FINANCIAL SERVICES 3.7%
Depository Trust & Clearing Corp/The, 4.875%, Series C, 144A(a)	24,000,000	23,940,000
General Electric Capital Corp., 7.125%, Series A	61,000,000	70,531,250
General Electric Capital Corp., 6.25%, Series B	31,600,000	34,325,500
State Street Corp., 5.25%, Series F	19,975,000	20,074,875
		148,871,625
INSURANCE 15.1%
LIFE/HEALTH INSURANCE 5.8%
MetLife, 5.25%, Series C	47,036,000	46,683,230
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144A(a)	42,697,000	52,517,310
MetLife Capital Trust X, 9.25%, due 4/8/68, 144A(a)	29,095,000	40,223,837
Principal Financial Group, 4.70%, due 5/15/55	23,450,000	23,332,750
Provident Financing Trust I, 7.405%, due 3/15/38	15,475,000	17,796,250
Prudential Financial, 5.375%, due 5/15/45	24,000,000	23,850,000

	Number of Shares	Value
Prudential Financial, 5.625%, due 6/15/43 (FRN)	27,275,000	$28,215,988
		232,619,365
LIFE/HEALTH INSURANCE—FOREIGN 2.7%
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)(a)	14,200,000	14,732,500
Dai-Ichi Mutual Life, 7.25%, 144A (Japan)(a)	19,398,000	22,683,536
La Mondiale Vie, 7.625% (France)	31,250,000	33,724,656
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)(a)	17,600,000	18,216,000
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)(a)	15,500,000	17,437,500
		106,794,192
MULTI-LINE 0.6%
American International Group, 8.175%, due 5/15/68, (FRN)	19,709,000	26,114,425
MULTI-LINE—FOREIGN 1.5%
Aviva PLC, 8.25% (United Kingdom)	14,517,000	15,598,575
AXA SA, 8.60%, due 12/15/30 (France)	13,198,000	17,974,092
AXA SA, 6.463%, 144A (France)(a)	24,440,000	25,387,050
		58,959,717
PROPERTY CASUALTY 1.5%
Farmers Exchange Capital II, 6.151%, due 11/1/53, 144A(a)	3,220,000	3,470,030
Liberty Mutual Group, 7.80%, due 3/7/87, 144A(a)	49,227,000	57,349,455
		60,819,485
PROPERTY CASUALTY—FOREIGN 2.3%
Atradius Finance BV, 5.25%, due 9/23/44 (EUR) (Netherlands)	15,300,000	14,578,899
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a)	15,036,000	17,292,152
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a)	19,752,000	22,097,550
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	35,228,000	36,813,260
		90,781,861
REINSURANCE—FOREIGN 0.7%
Aquarius + Investments PLC, 8.25% (Switzerland)	27,800,000	29,956,946
TOTAL INSURANCE		606,045,991

	Number of Shares	Value
INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a)	24,262	$29,736,114
PIPELINES 0.3%
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	12,025,000	12,716,438
UTILITIES 2.5%
ELECTRIC UTILITIES 0.4%
Nextera Energy Capital, 7.30%, due 9/1/67, Series D	17,200,000	17,071,000
ELECTRIC UTILITIES—FOREIGN 1.4%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a)	41,699,000	47,994,298
RWE AG, 6.625%, due 7/30/75 (Germany)	8,270,000	7,400,194
		55,394,492
MULTI-UTILITIES 0.7%
Dominion Resources, 5.75%, due 10/1/54	15,594,000	16,042,327
Dominion Resources, 7.50%, due 6/30/66, Series A	3,459,000	3,117,424
PPL Capital Funding, 6.70%, due 3/30/67, Series A	7,988,000	6,812,007
		25,971,758
TOTAL UTILITIES		98,437,250
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,340,260,895)		2,401,319,975

	Principal Amount
CORPORATE BONDS—INTEGRATED TELECOMMUNICATIONS SERVICES 1.5%
Embarq Corp., 7.995%, due 6/1/36	$16,660,000	17,227,440
Frontier Communications Corp., 9.00%, due 8/15/31	33,500,000	27,805,000
Frontier Communications Corp., 10.50%, due 9/15/22, 144A(a)	13,500,000	13,196,250
TOTAL CORPORATE BONDS (Identified cost—$64,483,256)		58,228,690

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(c)		49,700,000	$49,700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$49,700,000)			49,700,000

TOTAL INVESTMENTS (Identified cost—$3,856,655,618)	98.1%		3,947,076,342

OTHER ASSETS IN EXCESS OF LIABILITIES	1.9		75,950,034

NET ASSETS	100.0%		$4,023,026,376

Forward foreign currency exchange contracts outstanding at September 30, 2015 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	9,826,270	USD	10,950,887	10/2/15	$(28,984)
Brown Brothers Harriman	EUR	47,018,550	USD	52,712,026	10/2/15	173,518
Brown Brothers Harriman	EUR	23,599,845	USD	26,658,621	10/2/15	288,164
Brown Brothers Harriman	GBP	65,388,360	USD	100,560,759	10/2/15	1,644,553
Brown Brothers Harriman	USD	99,066,635	GBP	65,388,360	10/2/15	(150,429)
Brown Brothers Harriman	USD	89,814,055	EUR	80,444,665	10/2/15	74,780
Brown Brothers Harriman	EUR	70,332,779	USD	78,553,626	11/3/15	(74,054)
Brown Brothers Harriman	GBP	64,281,503	USD	97,365,328	11/3/15	138,198
						$2,065,746

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 21.6% of the net assets of the Fund, of which 0.0% are illiquid.

(b)    A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $13,520,000 in aggregate has been segregated as collateral.

(c)     Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.  If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc., (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2015.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities - $25 Par Value:
Banks	$385,373,158	$363,210,814	$22,162,344	$—
Other Industries	1,052,454,519	1,052,454,519	—	—
Preferred Securities - Capital Securities:
Banks	660,713,838	10,396,980	644,902,720	5,414,138
Other Industries	1,740,606,137	—	1,740,606,137	—
Corporate Bonds	58,228,690	—	58,228,690	—
Short-Term Investments	49,700,000	—	49,700,000	—
Total Investments(a)	$3,947,076,342	$1,426,062,313	$2,515,599,891	$5,414,138	(b)
Forward foreign currency exchange contracts	$2,319,213	$—	$2,319,213	$—
Total Appreciation in Other Financial Instruments(a)	$2,319,213	$—	$2,319,213	$—
Forward foreign currency exchange contracts	$(253,467)	$—	$(253,467)	$—
Total Depreciation in Other Financial Instruments(a)	$(253,467)	$—	$(253,467)	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

(b) Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - $25 Par Value - Banks	Preferred Securities - Capital Securities- Banks
Balance as of December 31, 2014	$32,674,875	$5,521,500	$27,153,375
Change in unrealized appreciation (depreciation)	447,638	(107,362)	555,000
Transfers out of Level 3(a)	(27,708,375)	—	(27,708,375)
Transfers within Level 3(b)	—	(5,414,138)	5,414,138
Balance as of September 30, 2015	$5,414,138	$—	$5,414,138

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $(107,362).

(a) As of December 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2015, the Fund used significant observable inputs in determining the value of the same investments.

(b) As of September 30, 2015, transfers within Level 3 occurred due to changes in sector classifications.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2015:

Forward foreign currency exchange contracts	$2,065,746

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended September 30, 2015:

Forward foreign currency exchange contracts
Average Notional Amount	$148,989,483
Ending Notional Amount	$175,918,954

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3.   Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$3,856,655,618
Gross unrealized appreciation	$125,185,260
Gross unrealized depreciation	(34,764,536)
Net unrealized appreciation	$90,420,724

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015